Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEETS
(Dollars in thousands)
	December 31,
	2017	2016
ASSETS
Cash and cash equivalents	$1,082	$96
Investment in bank subsidiary	52,522	52,674
Investment in unconsolidated subsidiary	4,812	4,703
Investment securities available for sale	1,169	1,841
Other assets	224	469
TOTAL ASSETS	$59,809	$59,783

LIABILITIES
Accounts payable and other liabilities	$422	$693

STOCKHOLDERS' EQUITY	59,387	59,090
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$59,809	$59,783

Condensed Income Statement

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(Dollars in thousands)
	Years Ended December 31,
	2017	2016	2015
INCOME
Interest and dividends on investment securities available for sale	$44	$59	$34
Dividends from bank subsidiary	4,194	5,624	3,900
Income from unconsolidated subsidiary	167	222	238
Gain on sale of securities	314	166	19
Other non-interest income	-	-	1
TOTAL INCOME	4,719	6,071	4,192
EXPENSE
Merger-related expenses	13	66	279
Other non-interest expense	146	157	131
TOTAL EXPENSE	159	223	410
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	4,560	5,848	3,782
Income tax (benefit) expense	(127)	47	27
	4,687	5,801	3,755
Undistributed net (loss) of subsidiary	(150)	(645)	(697)
NET INCOME	$4,537	$5,156	$3,058
COMPREHENSIVE INCOME	$4,300	$4,150	$3,052

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in thousands)
	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$4,537	$5,156	$3,058
Adjustments to reconcile net income to net cash
provided by operating activities:
Undistributed net loss of subsidiary	150	645	697
Realized gains on sales of investment securities	(314)	(166)	(19)
Equity in earnings of unconsolidated subsidiary,
net of dividends of $61, $55 and $48	(106)	(167)	(183)
Stock-based compensation expense	71	67	57
Decrease (increase) in other assets	513	(413)	(112)
(Decrease) increase in taxes payable	(271)	191	72
(Decrease) increase in accounts payable and other liabilities	(254)	1	14
Net cash provided by operating activities	4,326	5,314	3,584

Cash flows from investing activities:
Purchases of available for sale securities	-	(470)	-
Proceeds from the sale of available for sale securities	734	252	9
Net cash received from acquisition	-	-	4
Net cash provided by (used in) investing activities	734	(218)	13

Cash flows from financing activities:
Cash dividends	(4,194)	(4,226)	(3,687)
Purchase of treasury stock	(86)	(927)	(63)
Common stock issued for stock plans	206	64	110
Net cash used in financing activities	(4,074)	(5,089)	(3,640)
Net (decrease) increase in cash and cash equivalents	986	7	(43)
Cash and cash equivalents at beginning of year	96	89	132
Cash and cash equivalents at end of year	$1,082	$96	$89